Material Accounting Policies (Details)	6 Months Ended
Jun. 30, 2025
USD [Member]
Material Accounting Policies [Line Items]
Translations rate	1
Average rate	1
RM [Member]
Material Accounting Policies [Line Items]
Translations rate	4.2127
Average rate	4.3771